Leases - Future minimum lease payments under non-cancelable leases (Details) ¥ in Thousands	Mar. 31, 2023 JPY (¥)
Fiscal Year ending March 31,
2024	¥ 33,360
2025	27,370
Total lease payments	60,730
Less amounts representing interest	(38)
Present value of lease payments	¥ 60,692